Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
2.	SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents. Cash consists of deposits with financial institutions. We consider all short-term, highly liquid investments and investments in money market funds and commercial paper with remaining maturities of less than three months at the time of purchase to be cash equivalents. While our cash and cash equivalents are on deposit with high-quality institutions, such deposits exceed Federal Deposit Insurance Corporation insured limits.

Allowance for Doubtful Accounts. We make estimates of the collectability of accounts receivable. Management analyzes accounts receivable historical collection rates and bad debts write-offs, customer concentrations, customer credit-worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts.

Sales Returns and Allowances. We make estimates of the amount of sales returns and allowances that will eventually be incurred. Management analyzes sales programs that are in effect, contractual arrangements, market acceptance and historical trends when evaluating the adequacy of sales returns and allowance accounts. We estimate contractual discounts and allowances for reimbursement amounts from our third party payor customers based on negotiated contracts and historical experience.

Inventories. We state our inventories at the lower of cost or market. We use standard cost methodology to determine cost basis for our inventories. This methodology approximates actual cost on a first-in, first-out basis. We establish reserves for slow moving and excess inventory, product obsolescence, shrinkage and other valuation impairments based on future demand and historical experience.

Property and Equipment. Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets that range from three to 25 years. Leasehold improvements and equipment under capital leases are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset. We capitalize surgical implant instruments that we provide to surgeons, free of charge, for use while implanting our products and the related depreciation expense is recorded as a component of selling, general and administrative expense. We also capitalize electrotherapy devices that we rent to patients and record the related depreciation expense in cost of sales.

Software Developed For Internal Use. Software is stated at cost less accumulated amortization and is amortized on a straight-line basis over estimated useful lives ranging from three to ten years. We capitalize costs of internally developed software during the development stage, including external consulting costs, cost of software licenses, and internal payroll and payroll-related costs for employees who are directly associated with a software project. Software assets are reviewed for impairment when events or circumstances indicate that the carrying value may not be recoverable. Upgrades and enhancements are capitalized if they result in added functionality. Amortization expense related to internally developed software was $2.4 million and $1.0 million for the years ended December 31, 2011 and 2010 respectively. There was no amortization expense related to internally developed software during the year ended December 31, 2009 as the assets had not yet been placed in service.

In 2008, we began implementing a new ERP system to replace six legacy accounting and finance systems and numerous other software systems with a single-entry ERP system that will be used by most of our businesses. During the year ended December 31, 2011, we determined that certain capitalized ERP assets would not be used and we recorded an impairment charge of $7.1 million which is included in selling and general administrative expense in our consolidated statement of operations. As of December 31, 2011 and 2010, we had $17.4 million and $23.5 million respectively, of unamortized internally developed software costs included within property and equipment in our consolidated balance sheets.

Intangible Assets. Our primary intangible assets are goodwill, customer relationships, patents and technology and trademarks and trade names. Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired in business combinations. Goodwill and intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually. Intangible assets with definite lives are amortized over their respective estimated useful lives and reviewed for impairment when circumstances warrant. Our identifiable intangible assets subject to amortization include customer relationships, patents, intellectual property, distributor contracts and relationships, trademarks and trade names, and non-compete agreements and are being amortized using the straight-line method over their remaining weighted average useful lives of 7.7 years for customer relationships, 10.4 years for patents and technology, 5.0 years for distributor contracts and relationships, 9.2 years for trademarks and trade names, and 3.5 years for non-compete agreements.

Goodwill and Intangible Assets

We evaluate the carrying value of goodwill and indefinite life intangible assets annually on the first day of the fourth quarter or whenever events or circumstances indicate the carrying value may not be recoverable. We evaluate the carrying value of finite life intangible assets whenever events or circumstances indicate the carrying value may not be recoverable. Significant assumptions are required to estimate the fair value of goodwill and intangible assets, most notably estimated future cash flows generated by these assets. As such, these fair valuation measurements use significant unobservable inputs. Changes to these assumptions could require us to record impairment charges on these assets.

In performing our 2011 goodwill impairment test, we estimated the fair values of our reporting units using the income approach valuation methodology which includes the discounted cash flow method and the market approach valuation methodology which includes the use of market multiples. The discounted cash flows for each reporting unit were based on discrete financial forecasts developed by management for planning purposes, and required significant judgment with respect to forecasted sales, gross margin, selling, general and administrative expenses, EBITDA, capital expenditures, and the selection and use of an appropriate discount rate. For purposes of calculating the discounted cash flows of our reporting units we used estimated revenue growth rates between 0% and 11%. Cash flows beyond the discrete forecasts were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each identified reporting unit and considered long-term earnings growth rates for publicly traded peer companies. Future cash flows were then discounted to present value at discount rates ranging from 10.7% to 12.5%, and terminal value growth rates of 3%. Publicly available information regarding comparable market capitalization was also considered in assessing the reasonableness of the cumulative fair values of our reporting units estimated using the discounted cash flow methodology.

In the fourth quarter of 2011, we determined that the carrying value of our Empi and Surgical Implant reporting units were in excess of their estimated fair values. As a result, we recorded goodwill impairment charges for the Empi and Surgical Implant reporting units of $76.7 million and $47.4 million, respectively. See Note 8 for further discussion and the factors that contributed to these impairment charges.

We have five other reporting units with goodwill assigned to them. For each of those five reporting units, the estimated fair values exceed their carrying value.

Additionally, on the first day of the fourth quarter of 2011 we tested our indefinite lived intangible assets, consisting of trade names for impairment. This test work compares the fair value of the asset with its carrying amount. To determine the fair value we applied the relief from royalty (RFR) method. Under the RFR method, the value of the trade name is determined by calculating the present value of the after-tax cost savings associated with owning the asset and therefore not being required to pay royalties for its use during the asset’s indefinite life. Significant judgments inherent in this analysis include the selection of appropriate discount rates, estimating future cash flows and the identification of appropriate terminal growth rate assumptions. Discount rate assumptions are based on an assessment of the risk inherent in the projected future cash generated by the respective intangible assets. Also subject to judgment are assumptions about royalty rates, which are based on the estimated rates at which similar brands and trademarks are being licensed in the marketplace.

In the fourth quarter of 2011, we determined that the carrying value of our Empi trade name was in excess of its estimated fair value, and recorded an impairment charge of $16.9 million. See Note 8 for further discussion and the factors that contributed to this impairment charge.

The estimates we have used are consistent with the plans and estimates that we use to manage our business, however, it is possible that the plans may change and estimates used may prove to be inaccurate. If our actual results, or the plans and estimates used in future impairment analyses, are lower than the original estimates used to assess the recoverability of these assets, we could incur significant impairment charges.

Warranty Costs. We provide expressed warranties on certain products for periods typically ranging from one to three years. We estimate our warranty obligations at the time of sale based upon historical experience and known product issues, if any.

A summary of the activity in our warranty reserves is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Balance, beginning of year	$2,222	$1,936	$1,761
Amount charged to expense for estimated warranty costs	105	1,283	952
Deductions for actual costs incurred	(571)	(997)	(777)

Balance, end of year	$1,756	$2,222	$1,936

Self Insurance. We are partially self insured for certain employee health benefits and product liability claims. Accruals for losses are provided based upon claims experience and actuarial assumptions, including provisions for incurred but not reported losses.

Revenue Recognition. Revenue is recognized when all four of the following criteria are met: (i) persuasive evidence that an arrangement exists; (ii) shipment of goods and passage of title; (iii) the selling price is fixed or determinable; and (iv) collectibility is reasonably assured.

We sell our Bracing and Vascular, Recovery Sciences, and International segment products through a variety of distribution channels. We sell our home therapy products to wholesale customers and directly to patients. We recognize wholesale revenue when we ship our products to our wholesale customers. We recognize home therapy retail revenue, both rental and purchase, when our product has been dispensed to the patient and the patient’s insurance has been verified. We recognize revenue for product shipped directly to the patient at the time of shipment. For retail products that are sold from our inventories consigned at clinic locations, we recognize revenue when we receive notice that the device has been prescribed and dispensed to the patient and the insurance has been verified or preauthorization from the insurance company has been obtained, when required.

We sell our DonJoy products through a network of independent sales representatives. We record revenues from sales made by sales representatives, who are paid commissions, when the product is shipped to the customer. For certain of our other products, we sell directly to the patient and bill a third party payor, if applicable, on behalf of the patient.

We sell our ProCare, Aircast and clinical rehabilitation products to distributors. We record revenue at the time product is shipped to the distributor. Distributors take title to the products, assume credit and product obsolescence risks, must pay within specified periods regardless of when they sell or use the products and have no price protection except for distributors who participate in our rebate program.

We sell our products to customers outside the United States through wholly owned subsidiaries or independent distributors. We record revenue from sales to distributors at the time product is shipped to the distributor. Our international distributors take title to the products, assume credit and product obsolescence risks, must pay within specified periods regardless of when they sell the products and have no price protection. We record revenue from sales made by our wholly owned subsidiaries at the time product is shipped to the customer.

We sell our Surgical Implant products through a network of independent sales representatives. We record revenues from sales made by sales representatives, who are paid commissions at the time the product is used in a surgical procedure (implanted in a patient) and a purchase order is received from the hospital. We include amounts billed to customers for freight in revenue.

We reduce revenue by estimates of potential future product returns and other allowances. Revenues are also reduced by rebates related to sales transacted through distribution agreements that provide the distributors with a right to return inventory or take certain pricing adjustments based on sales mix or volume. Provisions for product returns and other allowances are recorded as a reduction to revenue in the period sales are recognized.

Advertising Costs. We expense advertising costs as they are incurred. For the years ended December 31, 2011, 2010 and 2009, advertising costs were $17.1 million, $10.4 million, and $5.4 million, respectively.

Shipping and Handling Expenses. Shipping and handling expenses are included within cost of sales in our consolidated statements of operations.

Stock Based Compensation. We maintain a stock option plan under which stock options have been granted to both employees and non-employees. All share based payments to employees are recognized in the financial statements based on their grant date fair values and our estimates of forfeitures. We amortize stock-based compensation for service-based awards granted on a straight-line basis over the requisite service (vesting) period for the entire award. Other awards vest upon the achievement of certain pre-determined performance targets, and compensation expense is recognized to the extent the achievement of the performance targets is deemed probable.

Income Taxes. Income taxes are accounted for under the asset and liability method, whereby deferred tax assets and liabilities are recognized and measured using enacted tax rates in effect for each taxing jurisdiction in which we operate for the year in which those temporary differences are expected to be recognized. Net deferred tax assets are then reduced by a valuation allowance if we believe it more-likely-than-not such net deferred tax assets will not be realized.

Foreign Currency Translation and Transactions. The reporting currency of DJOFL is the U.S. Dollar. Assets and liabilities of foreign subsidiaries (including intercompany balances for which settlement is not anticipated in the foreseeable future) are translated at the spot rate in effect at the applicable reporting date, and our consolidated statement of operations is translated at the average exchange rates in effect during the applicable period. The resulting unrealized cumulative translation adjustment, net of applicable income taxes, is recorded as a component of accumulated other comprehensive income (loss) in our consolidated statement of equity. Cash flows from our operations in foreign countries are translated at the average rate for the applicable period. The effect of exchange rates on cash balances held in foreign currencies are separately reported in our consolidated statements of cash flows.

Transactions denominated in currencies other than our or our subsidiaries’ functional currencies are recorded based on exchange rates at the time such transactions arise. Changes in exchange rates with respect to amounts recorded in our consolidated balance sheets related to such transactions result in transaction gains and losses that are reflected in our consolidated statements of operations as either unrealized (based on the applicable period end translation) or realized (upon settlement of the transactions).

Derivative Financial Instruments. All derivative instruments are recognized in the financial statements and measured at fair value regardless of the purpose or intent for holding them.

We make use of debt financing as a source of funds and are therefore exposed to interest rate fluctuations in the normal course of business. Our credit facilities are subject to floating interest rates. Historically, we used interest rate swaps to manage the risk of unfavorable movements in interest rates on a portion of the outstanding loan balance, thereby locking in a fixed rate on a portion of the principal, reducing the effect of possible rising interest rates and making interest expense more predictable. Our interest rate swaps expired on December 31, 2011. These interest rate swap agreements were designated as cash flow hedges for accounting purposes, and therefore, changes in the fair values of the derivatives were recorded in accumulated other comprehensive income (loss) and are subsequently recognized in earnings when the hedged item affects earnings.

We use foreign exchange forward contracts to hedge expense commitments that are denominated in currencies other than the U.S. dollar. The purpose of our foreign currency hedging activities is to fix the dollar value of specific commitments and payments to foreign vendors. Before acquiring a derivative instrument to hedge a specific risk, potential natural hedges are evaluated. While our foreign exchange contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our consolidated statements of operations.

The fair value of our derivative instruments has been determined through the use of models that consider various assumptions, including time value and yield curves, as well as other relevant economic measures, which are inputs that are classified as Level 2 in the valuation hierarchy (see Notes 11 and 12).

Comprehensive Income (Loss). Comprehensive income (loss) includes net income (loss) as per our consolidated statement of operations and other comprehensive income (loss). Other comprehensive income (loss), which is comprised of unrealized gains and losses on foreign currency translation adjustments and cash flow hedges, net of tax, is included in our consolidated statement of equity as accumulated other comprehensive income (loss).

Concentration of Credit Risk. We sell the majority of our products in the United States to orthopedic professionals, hospitals, distributors, specialty dealers, insurance companies, managed care companies and certain governmental payors such as Medicare. International sales comprised 26.0%, 25.3%, and 25.5% of our net sales for the years ended December 31, 2011, 2010, and 2009, respectively. International sales are generated from a diverse group of customers through our wholly owned subsidiaries and certain independent distributors. Credit is extended based on an evaluation of the customer’s financial condition and generally collateral is not required. We provide a reserve for estimated bad debts. Management reviews and revises its estimates for credit losses from time to time and such credit losses have generally been within management’s estimates. In each of the years ended December 31, 2011, 2010 and 2009, we had no individual customer or distributor that accounted for 10% or more of our total annual net sales.

Fair Value of Financial Instruments. The carrying amounts of our short-term financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximate fair values due to their short-term nature. The fair values of our variable rate debt, including borrowings under our Senior Secured Credit Facility, approximate carrying value due to the variable interest rate features on these instruments. See Note 13 for information concerning the fair value of our fixed rate debt.

Recent Accounting Standards. We do not believe that any recently issued accounting standards will have a material impact on our consolidated financial statements.